INCOME TAXES (DETAILS 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred tax liability:
Property, plant and equipment	$ 48	$ 72
Deferred tax asset:
Tax loss carryforwards	(807)	(818)
Valuation allowance	803	805	767	766
Total net deferred tax asset	(4)	(13)
Net deferred tax liability	$ 44	$ 59